May 26, 2010

Securities and Exchange Commission

450 Fifth Street

Washington, D.C. 20549

Re:	Titanium Annuity Variable Account
Rule 497 Filing
File Number: 333-43022

Commissioners:

We are transmitting herewith for filing through EDGAR, pursuant to Rule 497 under the Securities Act of 1933, a Supplement dated May 25, 2010, to the Titanium Annuity Variable Account prospectus. The Supplement reflects updates to the contact information for the administrative office of United Investors Life Insurance Company.

Please contact Cathy C. Pilcher at 800-288-2722, Ext. 4307, with any questions or comments.

Sincerely,

/s/ Anthony L. McWhorter
Anthony L. McWhorter

President and Chief Executive Officer

ALM:cp

UNITED INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENT DATED MAY 25, 2010 TO THE PROSPECTUSES OF THE

LISTED VARIABLE PRODUCTS

Advantage I Variable Life Insurance Policy

Advantage II Deferred Variable Annuity Policy

Advantage Plus Flexible Premium Variable Life Insurance Policy

Advantage Gold Deferred Variable Annuity Policy

Titanium Investor Deferred Variable Annuity Policy

Titanium Investor Flexible Premium Variable Life Insurance Policy

RetireMAP Deferred Variable Annuity Policy

WE ARE MOVING!

NEW ADDRESS AND CONTACT INFORMATION LISTED BELOW

The following information replaces the existing company contact information for United

Investors Life Insurance Company for each of the listed Variable Products:

After Friday, June 25, 2010, if you have questions about your policy or need to make changes, you may contact the financial representative who sold you the policy or contact us at our administrative office at:

United Investors Life Insurance Company

Variable Products Division

Mail to:

P. O. Box 362167

Birmingham, AL 35236

Street Address:

100 Concourse Parkway, Suite 350

Hoover, AL 35244

Toll Free Telephone: (800) 999-0317

Local Telephone:       (205) 325-4300

FAX Requests: (205) 325-2092 or, if busy, (205) 325-4378

FAX requests received in good order, with proper signatures and withholding instructions (if applicable), at one of these two numbers prior to 4 p.m. Eastern Time on a business day will be processed on the date of receipt. FAX requests sent to any other number will be processed at the end of the business day they are actually received in the Variable Products Division, which may be later than the date sent. There are risks associated with FAX transactions and you bear these risks.

Please place this supplement with your Variable Policy for future reference. It replaces any inconsistent information disclosed in the prospectus.

Form U-1590, Ed. 5/10